ORGANIZATION AND OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND OPERATIONS

NOTE 1 - ORGANIZATION AND OPERATIONS

Clubhouse Media Group, Inc. (formerly known as Tongji Healthcare Group, Inc. or the “Company”) was incorporated under the laws of the State of Nevada on December 19, 2006 by Nanning Tongji Hospital, Inc. (“NTH”). On December 20, 2006, Tongji, Inc., a wholly owned subsidiary of the Company, was incorporated in the State of Colorado. Tongji, Inc. was later dissolved on March 25, 2011.

NTH was established in Nanning in the province of Guangxi of the People’s Republic of China (“PRC” or “China”) by Nanning Tongji Medical Co. Ltd. and an individual on October 30, 2003.

NTH is a designated hospital for medical insurance in the city of Nanning and Guangxi province. NTH specializes in the areas of internal medicine, surgery, gynecology, pediatrics, emergency medicine, ophthalmology, medical cosmetology, rehabilitation, dermatology, otolaryngology, traditional Chinese medicine, medical imaging, anesthesia, acupuncture, physical therapy, health examination, and prevention.

On December 27, 2006, Tongji, Inc. acquired 100% of the equity in NTH pursuant to an Agreement and Plan of Merger, pursuant to which NTH became a wholly owned subsidiary of Tongji, Inc. Pursuant to the Agreement and Plan of Merger, the Company issued 15,652,557 shares of common stock to the stockholders of NTH in exchange for 100% of the issued and outstanding shares of common stock of NTH. The acquisition of NTH was accounted for as a reverse acquisition under the purchase method of accounting since the stockholders of NTH obtained control of the entity. Accordingly, the reorganization of the two companies was recorded as a recapitalization of NTH, with NTH being treated as the continuing operating entity. The Company, through NTH, thereafter operated the hospital until the Company eventually sold NTH, as described below.

Effective December 31, 2017, under the terms of a Bill of Sale, the Company agreed to sell, transfer convey and assign forever all of its rights, title and interest in its equity ownership interest in NTH to Placer Petroleum Co., LLC. Pursuant to the Bill of Sale, consideration for this sale, transfer conveyance and assignment is Placer Petroleum Co., LLC assuming all assets and liabilities of NTH as of December 31, 2017. Thereafter, the Company had minimal operations.

On May 20, 2019, pursuant to Case Number A-19-793075-P, Nevada’s 8th Judicial District, Business Court entered an Order Granting Application of Joseph Arcaro as Custodian of Tongji Healthcare Group, Inc. pursuant to Nevada Revised Statutes (“NRS”) 78.347(1)(b), pursuant to which Mr. Arcaro was appointed custodian of the Company and given authority to reinstate the Company with the State of Nevada under NRS 78.347.

On May 23, 2019, Mr. Arcaro filed a Certificate of Reinstatement of the Company with the Secretary of State of the State of Nevada. In addition, on May 23, 2019, Mr. Arcaro filed an Annual List of the Company with the Secretary of State of the State of Nevada, designating himself as President, Secretary, Treasurer and Director of the Company for the filing period of 2017 to 2019.

On May 29, 2020, Mr. Arcaro, through his ownership of Algonquin Partners Inc. (“Algonquin”), owner 65% of the Company’s common stock, entered into a Stock Purchase Agreement by and among West of Hudson Group, Inc. (“WOHG”), the Company, Algonquin, and Mr. Arcaro. The Stock Purchase Agreement, as subsequently amended, is referred to herein as the “SPA.” Pursuant to the terms of the SPA, WOHG agreed to purchase, and Algonquin agreed to sell, 30,000,000 shares of the Company’s common stock in exchange for payment by WOHG to Algonquin of $240,000 (the “Stock Purchase”). The Stock Purchase closed on June 18, 2020, resulting in a change of control of the Company. Mr. Arcaro resigned from any and all officer and director positions with the Company.

On July 7, 2020, the Company increased the authorized capital stock of the Company to 550,000,000, comprised of 500,000,000 shares of common stock, par value $0.001, and 50,000,000 shares of preferred stock, par value $0.001.

West of Hudson Group, Inc. (“WOHG”) was incorporated in the State of Delaware on May 19, 2020 and owned 100% of WOH Brands, LLC (“WOH”), Oopsie Daisy Swimwear, LLC (“Oopsie”), and DAK Brands, LLC (“DAK”), which were incorporated in the State of Delaware on May 13, 2020.

Doiyen LLC (“Doiyen”), formerly known as WHP Entertainment LLC was incorporated in the State of California on January 2, 2020 and renamed to Doiyen LLC in July 7, 2020 and Doiyen is 100% owned by WOHG.

The Company is an entertainment company engaged in the sale of own brand products, e-commerce platform advertising, and promotion for other companies on their social media accounts.

On November 12, 2020, the Company and WOHG entered into the Merger Agreement, and WOHG thereafter became a wholly owned subsidiary of the Company. WOHG was determined to be the accounting acquirer in the Merger based upon the terms of other factors, including: (1) the security holders owned approximately 50.54% of the Company’s issued and outstanding common stock as of immediately after the closing of the Merger. Following the completion of the Merger, the Company changed its name from Tongji Healthcare Group, Inc. to Clubhouse Media Group, Inc. The Merger was accounted for as a reverse-merger and recapitalization in accordance with accounting principles generally accepted in the United States of America (“GAAP”). WOHG was the acquirer for financial reporting purposes and Clubhouse Media Group, Inc. was the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger will be those of WOHG and will be recorded at the historical cost basis of WOHG. The consolidated financial statements after completion of the Merger include the assets and liabilities of the Company and WOHG, historical operations of WOHG and operations of the Company from the closing date of the Merger. Common stock and the corresponding capital amounts of the Company pre-merger have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger. This was a common control transactions so all amounts were based on historical cost and no goodwill was recorded.

Since September 2021, the Company launched its own subscription-based site HoneyDrip.com, which provides a digital space for creators to share unique content with their subscribers.

The Company has terminated all leases since December 31, 2021 and focuses on brand deals, Honeydrip platform, and Magiclytics software.

NOTE 1 - ORGANIZATION AND OPERATIONS

Clubhouse Media Group, Inc. (formerly known as Tongji Healthcare Group, Inc. or the “Company”) was incorporated under the laws of the State of Nevada on December 19, 2006 by Nanning Tongji Hospital, Inc. (“NTH”). On December 20, 2006, Tongji, Inc., a wholly owned subsidiary of the Company, was incorporated in the State of Colorado. Tongji, Inc. was later dissolved on March 25, 2011.

NTH was established in Nanning in the province of Guangxi of the People’s Republic of China (“PRC” or “China”) by Nanning Tongji Medical Co. Ltd. and an individual on October 30, 2003.

NTH is a designated hospital for medical insurance in the city of Nanning and Guangxi province. NTH specializes in the areas of internal medicine, surgery, gynecology, pediatrics, emergency medicine, ophthalmology, medical cosmetology, rehabilitation, dermatology, otolaryngology, traditional Chinese medicine, medical imaging, anesthesia, acupuncture, physical therapy, health examination, and prevention.

On December 27, 2006, Tongji, Inc. acquired 100% of the equity in NTH pursuant to an Agreement and Plan of Merger, pursuant to which NTH became a wholly owned subsidiary of Tongji, Inc. Pursuant to the Agreement and Plan of Merger, the Company issued 15,652,557 shares of common stock to the stockholders of NTH in exchange for 100% of the issued and outstanding shares of common stock of NTH. The acquisition of NTH was accounted for as a reverse acquisition under the purchase method of accounting since the stockholders of NTH obtained control of the entity. Accordingly, the reorganization of the two companies was recorded as a recapitalization of NTH, with NTH being treated as the continuing operating entity. The Company, through NTH, thereafter operated the hospital until the Company eventually sold NTH, as described below.

Effective December 31, 2017, under the terms of a Bill of Sale, the Company agreed to sell, transfer convey and assign forever all of its rights, title and interest in its equity ownership interest in NTH to Placer Petroleum Co., LLC. Pursuant to the Bill of Sale, consideration for this sale, transfer conveyance and assignment is Placer Petroleum Co., LLC assuming all assets and liabilities of NTH as of December 31, 2017. Thereafter, the Company had minimal operations.

On May 20, 2019, pursuant to Case Number A-19-793075-P, Nevada’s 8th Judicial District, Business Court entered an Order Granting Application of Joseph Arcaro as Custodian of Tongji Healthcare Group, Inc. pursuant to Nevada Revised Statutes (“NRS”) 78.347(1)(b), pursuant to which Mr. Arcaro was appointed custodian of the Company and given authority to reinstate the Company with the State of Nevada under NRS 78.347.

On May 23, 2019, Mr. Arcaro filed a Certificate of Reinstatement of the Company with the Secretary of State of the State of Nevada. In addition, on May 23, 2019, Mr. Arcaro filed an Annual List of the Company with the Secretary of State of the State of Nevada, designating himself as President, Secretary, Treasurer and Director of the Company for the filing period of 2017 to 2019.

On May 29, 2020, Mr. Arcaro, through his ownership of Algonquin Partners Inc. (“Algonquin”), owner 65% of the Company’s common stock, entered into a Stock Purchase Agreement by and among West of Hudson Group, Inc. (“WOHG”), the Company, Algonquin, and Mr. Arcaro. The Stock Purchase Agreement, as subsequently amended, is referred to herein as the “SPA.” Pursuant to the terms of the SPA, WOHG agreed to purchase, and Algonquin agreed to sell, 30,000,000 shares of the Company’s common stock in exchange for payment by WOHG to Algonquin of $240,000 (the “Stock Purchase”). The Stock Purchase closed on June 18, 2020, resulting in a change of control of the Company. Mr. Arcaro resigned from any and all officer and director positions with the Company.

On July 7, 2020, the Company increased the authorized capital stock of the Company to 550,000,000, comprised of 500,000,000 shares of common stock, par value $0.001, and 50,000,000 shares of preferred stock, par value $0.001.

West of Hudson Group, Inc. (“WOHG”) was incorporated in the State of Delaware on May 19, 2020 and owned 100% of WOH Brands, LLC (“WOH”), Oopsie Daisy Swimwear, LLC (“Oopsie”), and DAK Brands, LLC (“DAK”), which were incorporated in the State of Delaware on May 13, 2020.

Doiyen LLC (“Doiyen”), formerly known as WHP Entertainment LLC was incorporated in the State of California on January 2, 2020 and renamed to Doiyen LLC in July 7, 2020 and Doiyen is 100% owned by WOHG.

The Company is an entertainment company engaged in the sale of own brand products, e-commerce platform advertising, and promotion for other companies on their social media accounts.

On November 12, 2020, the Company and WOHG entered into the Merger Agreement, and WOHG thereafter became a wholly owned subsidiary of the Company. WOHG was determined to be the accounting acquirer in the Merger based upon the terms of other factors, including: (1) the security holders owned approximately 50.54% of the Company’s issued and outstanding common stock as of immediately after the closing of the Merger. Following the completion of the Merger, the Company changed its name from Tongji Healthcare Group, Inc. to Clubhouse Media Group, Inc. The Merger was accounted for as a reverse-merger and recapitalization in accordance with accounting principles generally accepted in the United States of America (“GAAP”). WOHG was the acquirer for financial reporting purposes and Clubhouse Media Group, Inc. was the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger will be those of WOHG and will be recorded at the historical cost basis of WOHG. The consolidated financial statements after completion of the Merger include the assets and liabilities of the Company and WOHG, historical operations of WOHG and operations of the Company from the closing date of the Merger. Common stock and the corresponding capital amounts of the Company pre-merger have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger. This was a common control transactions so all amounts were based on historical cost and no goodwill was recorded.

In September 2021, the Company launched its own subscription-based site HoneyDrip.com, which provides a digital space for creators to share unique content with their subscribers.

The Company has terminated all leases as of December 31, 2021 and focuses on brand deals, Honeydrip platform, and Magiclytics software.